Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,713,000.00
Previously Paid Amount	0.00
Total Fee Amount	650.87
Total Offset Amount	0.00
Net Fee	650.87
Narrative - Max Aggregate Offering Price	$ 4,713,000.00
Final Prospectus	true